Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transaction Relationship
Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi	Shareholder of the Group
Foshan Wanwuhulian Trade Co., Ltd. (“Foshan Wanwuhulian”)	Controlled by the Founder

Schedule of Related Party Transactions
(1)	Amount due from/to related parties

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	707,947	609,094

Other receivables from related parties:
Sales receivable from Xiaomi(b) (c)	23,908	88,029
Other receivables from Xiaomi	36	9
Total	23,944	88,038

Amounts due to related parties:
Advertising and promotion expenses payable to Xiaomi(c)	12,919	—
Purchase payable to Xiaomi(a)	12,187	2,463
Purchase payable to Foshan Wanwuhulian(d)	—	121,321
Research and development expenses payable to Xiaomi	—	408
Total	25,106	124,192

(2)	Purchase from related parties

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi(a)	18,235	43,037	50,843
Foshan Wanwuhulian(d)	—	15,422	469,950
Total	18,235	58,459	520,793

20.	RELATED PARTY TRANSACTIONS (Continued)
(3)	Revenue from a related party

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi(a)	1,311,852	2,112,170	2,889,441

(4)	Research and development expenses

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi	—	657	1,915

(5)	Selling and marketing expenses

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	20,824	58,874	77,163
Advertising and promotion expenses charged by Xiaomi(c)	3,774	22,977	20,060
Total	24,598	81,851	97,223

(6)	Interest expenses

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi(e)	440	—	—

(7)	Interest income

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi(f)	107	—	—

(a)

Foshan Viomi both sells water purifier and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifier and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.

(b)

Foshan Viomi sells its own brand products on the E-platform of Xiaomi, which charges Foshan Viomi commission and technical service fees. The amount due from Xiaomi represents sales receivable net of commission.

(c)

Foshan Viomi sells its own brand products on the E-platform of Xiaomi, which provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of advertising and promotion service in 2020.

(d)	Foshan Viomi purchases products from Foshan Wanwuhulian for trading during the year ended December 31, 2020.
(e)

Interest expense represents the expense of a loan provided by Xiaomi. The loan is RMB31,900 with an interest rate of 5.52% per annum. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.

(f)

Interest income represents interest from a loan provided to Xiaomi. The loan is US$5,000 with an interest rate of 3-month Libor add 10bps. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.